Consolidated Statements of Changes In Stockholders’ Equity (Parentheticals)	12 Months Ended
Dec. 31, 2025 USD ($)
Statement of Stockholders' Equity [Abstract]
Sale of common stock, net of offering costs and expenses	$ 774,705
Issuance of common stock in exchange of acquired technology, net of offering costs	$ 25